UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P MidCap 400® Index Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2011 essentially flat while Europe and Asia were both down for the year. A weak recovery in the U.S. economy and markets continued, but was impeded by the European financial crisis.

During the first quarter of 2011, Japan was hit by a large earthquake and tsunami which caused tremendous damage including to the Fukushima nuclear power plant. Averting a government shutdown, the U.S. Congress passed an emergency spending bill containing $4 billion in cuts. During the second quarter, both Greece and Italy received credit rating downgrades while the U.S. credit rating outlook was revised to negative. The EU and IMF agreed on a bailout for Portugal. Osama Bin Laden was killed in a U.S. raid. The financial markets turned negative during the third quarter. The U.S. sovereign debt rating was downgraded by S&P. EU leaders agreed on a new €109 billion bailout of Greece. The Fed indicated its intention to keep rates at low level at least through mid-2013. The fourth quarter started much more positively with better than expected manufacturing and services growth. Vehicle sales and construction spending also rose more than expected. Greek PM Papandreou and Italian PM Berlusconi both resigned.

Some relevant 2011 market statistics: The U.S. unemployment rate went from 9.4% down to 8.5%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $76 to $114 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 14.6 in April and 48.0 in August.

The Maxim S&P MidCap 400® Index Portfolio (Initial Class shares) decreased 3.4% on a total return basis since inception on January 20, 2011. For the year, the mid cap space underperformed both the large cap and small cap space as the S&P 500 and S&P 600 indexes ended the year 2.1% and 1.0% higher, respectively. In the Russell MidCap style indexes, growth slightly underperformed value.

Five out of ten sectors of the S&P MidCap 400 Index increased in 2011. Consumer staples experienced the best performance, rising 22.2%. Information technology was the worst performing sector, declining 11.5%. At the single stock level, Frontier Oil was the best performing name in the S&P MidCap 400 Index, gaining 81.9%. Frontier Oil’s contribution to performance was 13 basis points. Dollar Tree contributed the most to performance. The stock was up 47.7% including dividends in 2011 and added 0.3% to total return. Eastman Kodak was the worst performing stock, dropping 79.3%. Eastman Kodak carried a small weight in the index contributing 10 basis points of negative performance. Cree was the biggest contributor to negative performance in the S&P Midcap 400 Index, dropping 66.5% including dividends and costing the benchmark 0.4% in total return.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results.

The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	S&P MidCap 400® Index
	10,000.00	10,000.00
2011*	9,664.00	9,646.00

*For the period from January 20, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2011

Since Inception (1/20/2011)
Initial Class	-3.36%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2011

Sector	% of Portfolio Investments
Basic Materials	4.21%
Communications	4.44%
Consumer, Cyclical	12.50%
Consumer, Non-cyclical	17.71%
Energy	5.77%
Financial	19.53%
Industrial	18.94%
Short Term Investments	2.21%
Technology	8.48%
Utilities	6.21%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/11)	(12/31/11)	(07/01/11 – 12/31/11)

Actual	$1,000.00	$902.70	$2.85

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance
2000 (as Director) 2008 (as Chairman)	Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company
Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 4.12%
9,406	Albemarle Corp	$	484,503
8,004	Ashland Inc		457,509
6,735	Cabot Corp		216,463
4,544	Carpenter Technology Corp		233,925
11,926	Commercial Metals Co		164,937
3,384	Compass Minerals International Inc		232,988
5,103	Cytec Industries Inc		227,849
3,746	Domtar Corp		299,530
3,349	DST Systems Inc		152,446
5,451	Intrepid Potash Inc (a)		123,356
1,784	Minerals Technologies Inc		100,850
1,125	NewMarket Corp		222,874
8,282	Olin Corp		162,741
7,687	Reliance Steel & Aluminum Co		374,280
13,471	RPM International Inc		330,713
5,148	Sensient Technologies Corp		195,109
22,474	Steel Dynamics Inc		295,533
9,597	Valspar Corp		373,995

			4,649,601

Communications — 4.36%
6,635	ADTRAN Inc		200,112
5,904	AMC Networks Inc Class A (a)		221,872
9,717	AOL Inc (a)		146,727
9,541	Ciena Corp (a)		115,446
4,823	Equinix Inc (a)		489,052
4,702	Factset Research Systems Inc		410,390
5,393	General Cable Corp (a)		134,879
4,889	John Wiley & Sons Inc Class A		217,072
5,759	Lamar Advertising Co Class A (a)		158,372
3,685	Meredith Corp (b)		120,315
6,758	NeuStar Inc Class A (a)		230,921
11,953	New York Times Co Class A (a)(b)		92,397
4,471	Plantronics Inc		159,346
18,173	Polycom Inc (a)		296,220
10,568	Rackspace Hosting Inc (a)		454,530
28,509	RF Micro Devices Inc (a)		153,949
2,439	Scholastic Corp		73,097
9,459	Telephone & Data Systems Inc		244,893
37,537	Tellabs Inc		151,649
16,688	TIBCO Software Inc (a)		399,010
15,491	tw telecom inc (a)		300,216
8,716	ValueClick Inc (a)		141,984

			4,912,449

Consumer, Cyclical — 12.26%
4,905	99 Cents Only Stores (a)		107,665
7,560	Advance Auto Parts Inc		526,403
8,005	Aeropostale Inc (a)		122,076
3,704	Alaska Air Group Inc (a)		278,133
20,037	American Eagle Outfitters Inc		306,366
5,180	Ann Inc (a)		128,360
11,790	Arrow Electronics Inc (a)		441,064
6,749	Ascena Retail Group Inc (a)		200,580
4,389	Bally Technologies Inc (a)		173,629
4,006	Barnes & Noble Inc (a)(b)		58,007

Shares			Value

Consumer, Cyclical — (continued)
3,215	Bob Evans Farms Inc	$	107,831
8,124	Brinker International Inc		217,398
5,577	Cheesecake Factory Inc (a)		163,685
16,911	Chico’s FAS Inc		188,389
5,987	Collective Brands Inc (a)		86,033
5,489	Copart Inc (a)		262,868
3,951	Deckers Outdoor Corp (a)		298,577
9,884	Dick’s Sporting Goods Inc		364,522
7,344	DreamWorks Animation SKG Inc Class A (a)(b)		121,874
15,703	Foot Locker Inc		374,360
5,435	Fossil Inc (a)		431,322
6,866	Guess? Inc		204,744
9,995	Hanesbrands Inc (a)		218,491
6,119	Herman Miller Inc		112,896
4,415	HNI Corp		115,232
4,081	HSN Inc		147,977
16,182	Ingram Micro Inc Class A (a)		294,351
2,826	International Speedway Corp Class A		71,639
21,793	JetBlue Airways Corp (a)		113,324
7,184	KB Home (b)		48,276
4,366	Life Time Fitness Inc (a)		204,110
15,020	LKQ Corp (a)		451,802
4,053	MDC Holdings Inc		71,454
5,863	Mohawk Industries Inc (a)		350,901
4,796	MSC Industrial Direct Co Inc Class A		343,154
511	NVR Inc (a)		350,546
27,258	Office Depot Inc (a)		58,605
9,396	Oshkosh Corp (a)		200,886
6,521	Owens & Minor Inc		181,219
3,121	Panera Bread Co Class A (a)		441,465
11,556	PetSmart Inc (c)		592,707
7,092	Polaris Industries Inc		397,010
6,928	PVH Corp		488,355
9,826	RadioShack Corp		95,410
5,957	Regis Corp		98,588
16,435	Saks Inc (a)(b)		160,241
5,396	Scientific Games Corp Class A (a)		52,341
8,912	Signet Jewelers Ltd		391,772
4,252	Thor Industries Inc		116,632
15,113	Toll Brothers Inc (a)		308,607
7,321	Tractor Supply Co		513,568
3,761	Under Armour Inc Class A (a)		270,002
4,170	Warnaco Group Inc (a)		208,667
2,922	Watsco Inc		191,859
29,611	Wendy’s Co		158,715
10,726	Williams-Sonoma Inc		412,951
5,498	WMS Industries Inc (a)		112,819
7,280	World Fuel Services Corp		305,614

			13,816,072

Consumer, Non-cyclical — 17.38%
8,102	Aaron’s Inc		216,161
5,220	Alliance Data Systems Corp (a)(c)		542,045
3,931	American Greetings Corp Class A		49,177
5,103	AMERIGROUP Corp (a)		301,485

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Consumer, Non-cyclical — (continued)
2,023	Bio-Rad Laboratories Inc Class A (a)	$	194,289
5,129	Catalyst Health Solutions Inc (a)		266,708
5,307	Charles River Laboratories International Inc (a)		145,040
14,710	Church & Dwight Co Inc (c)		673,130
9,157	Community Health Systems Inc (a)		159,790
11,888	Convergys Corp (a)		151,810
4,906	Cooper Cos Inc		345,971
10,541	CoreLogic Inc (a)		136,295
7,874	Corn Products International Inc		414,094
3,403	Corporate Executive Board Co		129,654
10,233	Corrections Corp of America (a)		208,446
6,244	Covance Inc (a)		285,476
5,029	Deluxe Corp		114,460
11,964	Endo Pharmaceuticals Holdings Inc (a)		413,117
11,655	Flowers Foods Inc		221,212
4,285	FTI Consulting Inc (a)		181,770
9,909	Gartner Inc (a)		344,536
4,950	Gen-Probe Inc (a)		292,644
8,247	Global Payments Inc		390,743
13,372	Green Mountain Coffee Roasters Inc (a)(c)		599,734
7,896	Hansen Natural Corp (a)(c)		727,537
26,170	Health Management Associates Inc Class A (a)		192,873
8,532	Health Net Inc (a)		259,543
9,471	Henry Schein Inc (a)(c)		610,217
6,507	Hill-Rom Holdings Inc		219,221
8,696	HMS Holdings Corp (a)		278,098
26,885	Hologic Inc (a)		470,756
5,832	IDEXX Laboratories Inc (a)(b)		448,831
2,013	ITT Educational Services Inc (a)(b)		114,520
4,583	Korn/Ferry International (a)		78,186
2,063	Lancaster Colony Corp		143,048
8,674	Lender Processing Services Inc		130,717
4,949	LifePoint Hospitals Inc (a)		183,855
9,120	Lincare Holdings Inc		234,475
8,418	Manpower Inc		300,943
6,311	Masimo Corp (a)		117,921
3,104	Matthews International Corp Class A		97,559
6,525	Medicis Pharmaceutical Corp Class A		216,956
5,008	Mednax Inc (a)		360,626
13,071	Monster Worldwide Inc (a)		103,653
11,887	Omnicare Inc		409,507
5,655	Ralcorp Holdings Inc (a)		483,502
7,781	Regeneron Pharmaceuticals Inc (a)(b)		431,301
6,346	Rent-A-Center Inc		234,802
15,550	ResMed Inc (a)		394,970
6,362	Rollins Inc		141,364
5,064	Ruddick Corp		215,929
4,384	Scotts Miracle-Gro Co Class A (b)		204,689
15,399	SEI Investments Co		267,173
24,383	Service Corp International		259,679
16,932	Smithfield Foods Inc (a)		411,109
6,956	Sotheby’s		198,455

Shares			Value

Consumer, Non-cyclical — (continued)
5,825	STERIS Corp	$	173,701
1,184	Strayer Education Inc (b)		115,073
3,814	Techne Corp		260,344
4,185	Teleflex Inc		256,499
6,159	Thoratec Corp (a)		206,696
2,422	Tootsie Roll Industries Inc		57,329
5,402	Towers Watson & Co Class A		323,742
5,891	Tupperware Brands Corp		329,719
6,461	United Rentals Inc (a)		190,923
5,344	United Therapeutics Corp (a)		252,504
2,291	Universal Corp		105,294
10,034	Universal Health Services Inc Class B		389,921
4,651	Valassis Communications Inc (a)		89,439
8,912	VCA Antech Inc (a)		176,012
21,324	Vertex Pharmaceuticals Inc (a)(c)		708,170
4,394	WellCare Health Plans Inc (a)		230,685

			19,585,853

Energy — 5.66%
21,878	Arch Coal Inc		317,450
5,813	Atwood Oceanics Inc (a)		231,299
4,671	Bill Barrett Corp (a)		159,141
2,048	CARBO Ceramics Inc		252,580
8,770	Cimarex Energy Co (c)		542,863
4,711	Comstock Resources Inc (a)		72,078
7,722	Dresser-Rand Group Inc (a)		385,405
3,544	Dril-Quip Inc (a)		233,266
7,399	Energen Corp		369,950
11,242	Forest Oil Corp (a)		152,329
10,921	Helix Energy Solutions Group Inc (a)		172,552
21,540	HollyFrontier Corp		504,036
6,520	Northern Oil & Gas Inc (a)		156,350
11,127	Oceaneering International Inc		513,289
5,268	Oil States International Inc (a)		402,317
8,800	Patriot Coal Corp (a)		74,536
15,986	Patterson-UTI Energy Inc		319,400
14,456	Plains Exploration & Production Co (a)		530,824
11,953	Quicksilver Resources Inc (a)(b)		80,205
6,535	SM Energy Co		477,708
8,213	Superior Energy Services Inc (a)		233,578
4,266	Unit Corp (a)		197,942

			6,379,098

Financial — 19.16%
5,479	Affiliated Managers Group Inc (a)		525,710
6,355	Alexandria Real Estate Equities Inc REIT		438,304
7,148	American Campus Communities Inc REIT		299,930
8,059	American Financial Group Inc		297,296
20,301	Apollo Investment Corp		130,738
11,554	Arthur J Gallagher & Co		386,366
7,302	Aspen Insurance Holdings Ltd		193,503
17,834	Associated Banc-Corp		199,206
8,130	Astoria Financial Corp		69,024

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Financial — (continued)
7,815	BancorpSouth Inc (b)	$	86,121
4,855	Bank of Hawaii Corp		215,999
7,672	BRE Properties Inc REIT		387,283
11,911	Brown & Brown Inc		269,546
7,303	Camden Property Trust REIT		454,539
8,314	Cathay General Bancorp		124,128
4,823	City National Corp		213,080
8,339	Commerce Bancshares Inc		317,883
7,400	Corporate Office Properties Trust REIT		157,324
6,292	Cullen/Frost Bankers Inc		332,910
25,977	Duke Realty Corp REIT		313,023
15,304	East West Bancorp Inc		302,254
12,060	Eaton Vance Corp		285,098
5,885	Equity One Inc REIT		99,927
3,508	Essex Property Trust Inc REIT		492,909
5,600	Everest Re Group Ltd		470,904
6,537	Federal Realty Investment Trust REIT (c)		593,233
22,945	Fidelity National Financial Inc Class A		365,514
10,378	First American Financial Corp		131,489
35,529	First Niagara Financial Group Inc		306,615
11,277	FirstMerit Corp		170,621
20,558	Fulton Financial Corp		201,674
3,077	Greenhill & Co Inc		111,910
8,710	Hancock Holding Co		278,459
4,470	Hanover Insurance Group Inc		156,226
11,692	HCC Insurance Holdings Inc		321,530
7,456	Highwoods Properties Inc REIT		221,220
4,966	Home Properties Inc REIT		285,893
12,692	Hospitality Properties Trust REIT		291,662
5,667	International Bancshares Corp		103,904
18,292	Janus Capital Group Inc		115,423
15,226	Jefferies Group Inc		209,357
4,465	Jones Lang LaSalle Inc		273,526
4,940	Kemper Corp		144,297
11,876	Liberty Property Trust REIT		366,731
13,515	Macerich Co REIT (c)		683,859
8,962	Mack-Cali Realty Corp REIT		239,196
3,720	Mercury General Corp		169,706
10,636	National Retail Properties Inc REIT		280,578
44,843	New York Community Bancorp Inc (c)		554,708
26,299	Old Republic International Corp		243,792
10,629	Omega Healthcare Investors Inc REIT		205,671
3,958	Potlatch Corp REIT		123,133
4,833	Prosperity Bancshares Inc		195,012
8,730	Protective Life Corp		196,949
10,537	Raymond James Financial Inc		326,226
12,491	Rayonier Inc REIT (c)		557,473
13,689	Realty Income Corp REIT		478,567
9,233	Regency Centers Corp REIT		347,345
7,605	Reinsurance Group of America Inc		397,361
16,568	Senior Housing Properties Trust REIT		371,786
4,736	Signature Bank (a)		284,113

Shares			Value

Financial — (continued)
8,870	SL Green Realty Corp REIT (c)	$	591,097
4,411	StanCorp Financial Group Inc		162,104
4,452	SVB Financial Group (a)		212,316
77,949	Synovus Financial Corp		109,908
5,942	Taubman Centers Inc REIT		368,998
16,480	TCF Financial Corp		170,074
5,901	Transatlantic Holdings Inc		322,962
6,627	Trustmark Corp		160,970
22,460	UDR Inc REIT (c)		563,746
19,243	Valley National Bancorp		238,036
8,858	Waddell & Reed Financial Inc Class A		219,413
11,398	Washington Federal Inc		159,458
7,236	Webster Financial Corp		147,542
12,430	Weingarten Realty Investors REIT		271,223
2,951	Westamerica Bancorporation		129,549
11,649	WR Berkley Corp		400,609

			21,595,769

Industrial — 18.58%
4,462	Acuity Brands Inc		236,486
12,285	AECOM Technology Corp (a)		252,702
9,896	AGCO Corp (a)		425,231
4,286	Alexander & Baldwin Inc		174,955
3,387	Alliant Techsystems Inc		193,601
16,541	AMETEK Inc (c)		696,376
6,857	Aptargroup Inc		357,730
15,672	Avnet Inc (a)		487,242
10,585	BE Aerospace Inc (a)		409,745
4,609	Brink’s Co		123,890
6,333	Carlisle Cos Inc		280,552
5,132	CLARCOR Inc		256,549
4,849	Clean Harbors Inc (a)		309,027
5,739	Con-way Inc		167,349
5,018	Crane Co		234,391
7,740	Donaldson Co Inc		526,939
7,051	Energizer Holdings Inc (a)		546,311
3,147	Esterline Technologies Corp (a)		176,138
18,976	Exelis Inc		171,733
15,886	Fortune Brands Home & Security Inc (a)		270,539
5,367	Gardner Denver Inc		413,581
4,790	GATX Corp		209,131
14,683	Gentex Corp		434,470
6,257	Graco Inc		255,849
3,375	Granite Construction Inc		80,055
3,226	Greif Inc Class A		146,944
8,329	Harsco Corp		171,411
6,151	Hubbell Inc Class B		411,256
5,040	Huntington Ingalls Industries Inc (a)		157,651
8,536	IDEX Corp		316,771
4,030	Itron Inc (a)		144,153
9,533	ITT Corp		184,273
9,495	JB Hunt Transport Services Inc		427,940
11,248	Kansas City Southern (a)(c)		764,976
15,468	KBR Inc		431,093
8,348	Kennametal Inc		304,869
5,713	Kirby Corp (a)		376,144
4,913	Landstar System Inc		235,431

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Industrial — (continued)
5,479	Lennox International Inc	$	184,916
8,648	Lincoln Electric Holdings Inc		338,310
14,059	Louisiana-Pacific Corp (a)		113,456
4,690	Martin Marietta Materials Inc		353,673
3,269	Mettler-Toledo International Inc (a)		482,864
3,035	Mine Safety Appliances Co		100,519
9,517	National Instruments Corp		246,966
6,129	Nordson Corp		252,392
10,255	Packaging Corp of America		258,836
10,137	Pentair Inc		337,461
4,274	Regal-Beloit Corp		217,846
7,306	Rock-Tenn Co Class A		421,556
6,752	Shaw Group Inc (a)		181,629
5,095	Silgan Holdings Inc		196,871
10,261	Sonoco Products Co		338,203
5,249	SPX Corp		316,357
4,469	Tech Data Corp (a)		220,813
11,156	Temple-Inland Inc		353,757
11,308	Terex Corp (a)		152,771
5,402	Thomas & Betts Corp (a)		294,949
5,336	Tidewater Inc		263,065
8,665	Timken Co		335,422
12,588	Trimble Navigation Ltd (a)(c)		546,319
8,251	Trinity Industries Inc		248,025
4,439	Triumph Group Inc		259,460
8,182	URS Corp (a)		287,352
10,609	UTi Worldwide Inc		140,994
2,311	Valmont Industries Inc		209,816
15,540	Vishay Intertechnology Inc (a)		139,705
4,955	Wabtec Corp		346,602
11,602	Waste Connections Inc		384,490
4,609	Werner Enterprises Inc		111,077
6,157	Woodward Inc		252,006
5,859	Worthington Industries Inc		95,970
5,548	Zebra Technologies Corp Class A (a)		198,507

			20,946,439

Technology — 8.32%
3,549	ACI Worldwide Inc (a)		101,643
8,641	Acxiom Corp (a)		105,507
3,190	Advent Software Inc (a)		77,708
19,295	Allscripts Healthcare Solutions Inc (a)		365,447
9,453	ANSYS Inc (a)(c)		541,468
47,766	Atmel Corp (a)		386,905
12,700	Broadridge Financial Solutions Inc ADR		286,385
27,654	Cadence Design Systems Inc (a)		287,602
22,454	Compuware Corp (a)		186,817
4,781	Concur Technologies Inc (a)		242,827
11,891	Cree Inc (a)(b)		262,078
15,955	Cypress Semiconductor Corp		269,480
6,306	Diebold Inc		189,621
3,669	Fair Isaac Corp		131,497
13,176	Fairchild Semiconductor International Inc (a)		158,639
10,940	Informatica Corp (a)		404,014

Shares			Value

Technology — (continued)
14,115	Integrated Device Technology Inc (a)	$	77,068
6,927	International Rectifier Corp (a)		134,522
13,020	Intersil Corp Class A		135,929
8,880	Jack Henry & Associates Inc		298,457
12,691	Lam Research Corp (a)		469,821
2,290	Mantech International Corp Class A		71,540
23,341	MEMC Electronic Materials Inc (a)		91,964
9,206	Mentor Graphics Corp (a)		124,833
8,293	MICROS Systems Inc (a)		386,288
12,361	MSCI Inc Class A (a)		407,048
16,170	NCR Corp (a)		266,158
12,081	Parametric Technology Corp (a)		220,599
10,733	QLogic Corp (a)		160,995
5,809	Quest Software Inc (a)		108,047
15,946	Riverbed Technology Inc (a)		374,731
11,430	Rovi Corp (a)		280,949
6,752	Semtech Corp (a)		167,585
4,193	Silicon Laboratories Inc (a)(b)		182,060
19,139	Skyworks Solutions Inc (a)		310,435
7,276	Solera Holdings Inc		324,073
14,782	Synopsys Inc (a)		402,070
10,835	VeriFone Systems Inc (a)		384,859

			9,377,669

Utilities — 6.08%
11,381	Alliant Energy Corp		502,016
14,220	Aqua America Inc		313,551
9,275	Atmos Energy Corp		309,321
3,912	Black Hills Corp		131,365
6,287	Cleco Corp		239,535
13,978	Great Plains Energy Inc		304,441
9,863	Hawaiian Electric Industries Inc		261,172
5,121	IDACORP Inc		217,182
19,372	MDU Resources Group Inc		415,723
8,483	National Fuel Gas Co		471,485
10,623	NSTAR		498,856
24,226	NV Energy Inc		396,095
10,044	OGE Energy Corp (c)		569,595
8,186	PNM Resources Inc		149,231
18,227	Questar Corp		361,988
12,789	Southern Union Co (c)		538,545
11,874	UGI Corp		349,096
8,415	Vectren Corp		254,385
11,896	Westar Energy Inc		342,367
5,281	WGL Holdings Inc		233,526

			6,859,475

TOTAL COMMON STOCK — 95.92% (Cost $113,807,507)		$	108,122,425

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

SHORT TERM INVESTMENTS
	U.S. Treasury Bills
50,000	0.01%, 03/08/2012(d)		49,999
375,000	0.02%, 03/22/2012(d)		374,986

TOTAL SHORT TERM INVESTMENTS — 0.38% (Cost $424,985)		$	424,985

SECURITIES LENDING COLLATERAL
249,979	Undivided interest of 1.12% in a repurchase agreement (principal amount/value $22,250,000 with a maturity value of $22,250,074) with RBC Capital Markets Corp, 0.03%, dated 12/30/11, to be repurchased at $249,979 on 1/3/12, collateralized by various U.S. Government Agency securities, 4.00% - 6.00%, 3/15/39 - 12/20/41, with a value of $22,703,708.		249,979

999,915	Undivided interest of 4.07% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $999,915 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.		999,915

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 499,957	Undivided interest of 2.70% in a repurchase agreement (principal amount/value $18,500,000 with a maturity value of $18,500,103) with HSBC Securities (USA) Inc, 0.05%, dated 12/30/11, to be repurchased at $499,957 on 1/3/12, collateralized by U.S. Treasury, 0.25% - 4.25%, 10/31/13 - 11/15/40, with a value of $18,870,075.	$	499,957

269,943	Undivided interest of 2.16% in a repurchase agreement (principal amount/value $12,478,256 with a maturity value of $12,478,367) with RBS Securities Inc, 0.08%, dated 12/30/11, to be repurchased at $269,943 on 1/3/12, collateralized by Federal Home Loan Mortgage Corp, 2.50% - 8.00%, 4/1/12 - 10/1/47, with a value of $12,727,957.		269,943

TOTAL SECURITIES LENDING COLLATERAL —1.79% (Cost $2,019,794)		$	2,019,794

TOTAL INVESTMENTS — 98.09% (Cost $116,252,286)		$	110,567,204

OTHER ASSETS & LIABILITIES, NET — 1.91%		$	2,148,284

TOTAL NET ASSETS — 100.00%		$	112,715,488

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at December 31, 2011.
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400 Emini Long Futures	51	$4,474,230	March 2012	$97,926

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim S&P Midcap 400® Index Portfolio

ASSETS:
Investments in securities, market value (including $1,970,180 of securities on loan)(a)	$110,567,204
Cash	4,108,416
Dividends receivable	113,914
Subscriptions receivable	164,256
Receivable for investments sold	62,527

Total Assets	115,016,317

LIABILITIES:
Payable to investment adviser	56,305
Payable upon return of securities loaned	2,019,794
Redemptions payable	245
Payable for investments purchased	208,053
Variation margin on futures contracts	16,432

Total Liabilities	2,300,829

NET ASSETS	$112,715,488

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,175,939
Paid-in capital in excess of par	116,832,998
Net unrealized depreciation on investments and futures contracts	(5,587,156)
Accumulated net realized gain on investments and futures contracts	293,707

TOTAL NET ASSETS	$112,715,488

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	11,759,385

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.59

(a) Cost of investments	$116,252,286

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period from January 20, 2011 to December 31, 2011 (a)

Maxim S&P Midcap 400® Index Portfolio

INVESTMENT INCOME:
Interest	$1,054
Income from securities lending	6,164
Dividends	1,227,881

Total Income	1,235,099

EXPENSES:
Management fees	503,811

Total Expenses	503,811

NET INVESTMENT INCOME	731,288

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	570,251
Net realized loss on futures contracts	(212,688)
Change in net unrealized depreciation on investments	(5,685,083)
Change in net unrealized appreciation on futures contracts	97,926

Net Realized and Unrealized Loss on Investments and Future Contracts	(5,229,594)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,498,306)

(a)	The Portfolio commenced operations on January 20, 2011

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period from January 20, 2011 to December 31, 2011

2011(a)
Maxim S&P Midcap 400® Index Portfolio

OPERATIONS:
Net investment income	$731,288
Net realized gain on investments	570,251
Net realized loss on futures contracts	(212,688)
Change in net unrealized depreciation on investments	(5,685,083)
Change in net unrealized appreciation on futures contracts	97,926

Net Decrease in Net Assets Resulting from Operations	(4,498,306)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(795,143)

Total Distributions	(795,143)

CAPITAL SHARE TRANSACTIONS:
Shares sold	132,201,082
Shares issued in reinvestment of distributions	795,143
Shares redeemed	(14,987,288)

Net Increase in Net Assets Resulting from Capital Share Transactions	118,008,937

Total Increase in Net Assets	112,715,488

NET ASSETS:
Beginning of year	$0

End of year	$112,715,488

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	13,200,247
Shares issued in reinvestment of distributions	82,260
Shares redeemed	(1,523,122)

Net Increase	11,759,385

(a)	The Portfolio commenced operations on January 20, 2011

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim S&P Midcap 400® Index Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07
Net realized and unrealized loss	(0.41)

Total Loss From Investment Operations	(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.07)

Total Distributions	(0.07)

NET ASSET VALUE, END OF PERIOD	$9.59

TOTAL RETURN(b)	(3.36%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$112,715
Ratio of expenses to average net assets	0.60%	(d)
Ratio of net investment income to average net assets	0.86%	(d)
Portfolio turnover rate	16%	(c)

(a)	The Portfolio commenced operations on January 20, 2011
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S&P Midcap 400® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on January 20, 2011. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

	Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	106,473,276	$	—	$	—	$	106,473,276
Foreign Common Stock		1,649,149		—		—		1,649,149
Short Term Investments		—		424,985		—		424,985
Securities Lending Collateral		—		2,019,794		—		2,019,794

Total	$	108,122,425	$	2,444,779	$	0	$	110,567,204

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		16,432		—		—		16,432

Total	$	16,432	$	0	$	0	$	16,432

Total Investments(a)	$	108,105,993	$	2,444,779	$	0	$	110,550,772

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”

(ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Advisor), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the period ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $127,710,769 and $14,263,286, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $116,394,591. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,513,507 and gross depreciation of securities in which there was an excess of tax cost over value of $12,340,894 resulting in net depreciation of $5,827,387.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$16,432

The effect of derivative instruments on the Statement of Operations for the period ended December 31,

2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Futures Contracts	Net realized loss on futures contracts	($212,688)	Change in net unrealized appreciation on futures contracts	$97,926

The number of futures contracts held at December 31, 2011 is higher than the average outstanding during the period. As of December 31, 2011, the Portfolio held 51 futures contracts. The average number of futures contracts outstanding during the period was 28.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $1,970,180 and received collateral of $2,019,794 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2011 were from ordinary income in the amount of $795,143.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	533,938
Undistributed capital gains		-

Net accumulated earnings		533,938

Net unrealized appreciation on investments and futures contracts		(5,827,387)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(5,293,449)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the period ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $63,856 from accumulated net realized gain on investments and futures contracts to undistributed net investment income. These adjustments have no impact on net assets or the results of operations.

Additionally, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the period in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the period ended December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

8. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2011, 70% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim S&P MidCap 400® Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statements of operations and changes in net assets and the financial highlights for the period from January 20, 2011 (inception) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim S&P MidCap 400® Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations, the change in its net assets and the financial highlights for the period from January 20, 2011 (inception) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2012

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

	(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

	(3)	Compliance with applicable governmental laws, rules, and regulations;

	(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

	(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

		the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012